Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,963	$ 1,757
Other intangible assets subject to amortization, Accumulated Amortization	1,463	1,219
Other intangible assets subject to amortization, Net	500	538
Total other intangible assets, Gross	2,236	2,029
Total other intangible assets, Net	773	810
Dealer Networks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	15 years
Other intangible assets subject to amortization, Gross	250	252
Other intangible assets subject to amortization, Accumulated Amortization	125	122
Other intangible assets subject to amortization, Net	125	130
Patents, concessions, licenses and other [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	1,713	1,505
Other intangible assets subject to amortization, Accumulated Amortization	1,338	1,097
Other intangible assets subject to amortization, Net	375	408
Patents, concessions, licenses and other [Member] | Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	5 years
Patents, concessions, licenses and other [Member] | Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Avg. Life	25 years
Trademarks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	$ 273	$ 272